Liquidity, Uncertainties and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Liquidity Uncertainties And Going Concern [Abstract]
Net loss	$ (5,557)	$ (6,402)	$ (8,809)	$ (10,771)	$ (11,959)	$ (19,580)	$ (34,744)	$ (38,286)
Accumulated deficit	$ 133,867				$ 133,867		$ 121,908	$ 87,164